Offsetting, Enforceable Master Netting Arrangements, and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - Derivatives [member] - EUR (€)
€ in Millions
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets subject to offsetting enforceable master netting arrangements and similar agreements [line items]
Gross amounts		€ 851	€ 723
Gross amounts set off in the statement of financial position		10	5
Net amounts of financial assets presented in the statement of financial position		841	718
Financial instruments	[1]	369	628
Cash collateral received (excluding surplus collateral)	[1]	66	81
Net amount		406	8
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts		1,359	2,302
Gross amounts set off in the statement of financial position		0	0
Net amounts of financial liabilities presented in the statement of financial position		1,359	2,302
Financial instruments	[1]	710	1,537
Cash collateral received (excluding surplus collateral)	[1]	602	710
Net amount		€ 47	€ 55

[1]	Related amounts not set off in the statements of financial position